Debt - PPP loans (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2020	May 07, 2020	Apr. 10, 2020	Jan. 13, 2020	Dec. 19, 2019	Nov. 04, 2019
Debt Instrument [Line Items]
Debt outstanding					$ 37,250,000	$ 6,200,000
Interest expense	$ 2,600,000	$ 100,000	$ 7,300,000	$ 100,000	670,000	868,000
TruPet PPP Loan
Debt Instrument [Line Items]
Face amount									$ 400,000
Long-term debt, interest rate	0.98%		0.98%
Debt outstanding	$ 421,000		$ 421,000		0
Halo PPP Loan
Debt Instrument [Line Items]
Face amount								$ 400,000
Long-term debt, interest rate	1.00%		1.00%
Debt outstanding	$ 431,000		$ 431,000		$ 0
November 2019 Notes
Debt Instrument [Line Items]
Face amount												$ 2,800,000
Long-term debt, interest rate	10.00%		10.00%		10.00%							10.00%
Debt outstanding	$ 2,736,000		$ 2,736,000		$ 2,769,000
Debt fair value	$ 2,900,000		$ 2,900,000
Senior Seller Notes
Debt Instrument [Line Items]
Face amount											$ 10,000,000
Long-term debt, interest rate	10.00%		10.00%		10.00%
Debt outstanding	$ 9,993,000		$ 9,993,000		$ 9,191,000	$ 0
Debt fair value	$ 10,400,000		$ 10,400,000
Junior Seller Notes
Debt Instrument [Line Items]
Face amount											$ 5,000,000
Long-term debt, interest rate	10.00%		10.00%		10.00%
Debt outstanding	$ 4,797,000		$ 4,797,000		$ 4,410,000
Debt fair value	$ 5,100,000		$ 5,100,000
ABG Notes
Debt Instrument [Line Items]
Face amount										$ 600,000
Long-term debt, interest rate	10.00%		10.00%							10.00%
Debt outstanding	$ 674,000		$ 674,000		0
Debt fair value	$ 600,000		$ 600,000
June 2020 Notes
Debt Instrument [Line Items]
Face amount							$ 1,500,000
Long-term debt, interest rate	10.00%		10.00%				10.00%
Debt outstanding	$ 40,000		$ 40,000		$ 0
Debt fair value	1,500,000		1,500,000
PPP Loans
Debt Instrument [Line Items]
Debt fair value	$ 700,000		$ 700,000